Accrued Expenses	6 Months Ended
Jun. 30, 2020
Accrued Expenses
Accrued Expenses

15) Accrued Expenses

The following table presents accrued expenses as of June 30, 2020 and December 31, 2019:

	At June 30,	At December 31,
(U.S. Dollars in thousands)	2020	2019
Operating expenses	$1,186	$855
Interest expenses	2,873	4,049
Other expenses	696	1,713
Total accrued expenses	$4,755	$6,617